Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Income Tax [Line Items]
Foreign income (loss) before provision for income tax	$ 1,774	$ 660
Domestic loss before provision for income tax	243,956	55,956
income tax expense benefit	$ 500	$ 100
Effective income tax rate	0.10%	0.10%
Percentage of operating loss caryforwards used to offset future taxable income	80.00%
Percentage of income tax benefit being realized upon ultimate settlement	50.00%
Domestic Tax Authority [Member]
Income Tax [Line Items]
Net operating losses carry forward	$ 324,787	$ 154,566
State and Local Jurisdiction [Member]
Income Tax [Line Items]
Net operating losses carry forward	13,749	$ 6,223
Year Two Thousand And Thirty Seven [Member]
Income Tax [Line Items]
Federal Net Operating Loss	25,270
Indefinitely Carry Forward [Member]
Income Tax [Line Items]
Federal Net Operating Loss	$ 299,517